Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 10.4%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	2,347,800	141,713,208
Interactive Media & Services 7.7%
Alphabet, Inc., Class A(a)	200,700	245,082,798
Facebook, Inc., Class A(a)	904,500	161,073,360
Total		406,156,158
Total Communication Services		547,869,366
Consumer Discretionary 10.2%
Automobiles 0.3%
Harley-Davidson, Inc.	475,100	17,089,347
Hotels, Restaurants & Leisure 2.1%
Starbucks Corp.	1,246,300	110,197,846
Household Durables 0.1%
Garmin Ltd.	62,300	5,276,187
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.(a)	69,600	120,819,336
eBay, Inc.	1,823,400	71,076,132
Expedia Group, Inc.	505,700	67,971,137
Total		259,866,605
Specialty Retail 1.3%
AutoZone, Inc.(a)	62,800	68,114,136
Textiles, Apparel & Luxury Goods 1.5%
Nike, Inc., Class B	643,600	60,446,912
Under Armour, Inc., Class A(a)	820,800	16,366,752
Total		76,813,664
Total Consumer Discretionary		537,357,785
Consumer Staples 7.7%
Food & Staples Retailing 2.7%
Walgreens Boots Alliance, Inc.	1,281,800	70,896,358
Walmart, Inc.	617,100	73,237,428
Total		144,133,786
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.1%
General Mills, Inc.	362,000	19,953,440
Tyson Foods, Inc., Class A	428,000	36,867,920
Total		56,821,360
Household Products 1.9%
Kimberly-Clark Corp.	648,050	92,055,503
Procter & Gamble Co. (The)	60,800	7,562,304
Total		99,617,807
Tobacco 2.0%
Altria Group, Inc.	1,418,900	58,033,010
Philip Morris International, Inc.	613,500	46,583,055
Total		104,616,065
Total Consumer Staples		405,189,018
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
Chevron Corp.	523,900	62,134,540
ConocoPhillips Co.	1,514,800	86,313,304
HollyFrontier Corp.	552,200	29,620,008
Valero Energy Corp.	604,100	51,493,484
Total		229,561,336
Total Energy		229,561,336
Financials 12.6%
Banks 2.9%
Bank of America Corp.	756,000	22,052,520
Citigroup, Inc.	1,881,600	129,980,928
Total		152,033,448
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	291,800	13,192,278
Franklin Resources, Inc.	1,679,500	48,470,370
Intercontinental Exchange, Inc.	1,142,000	105,372,340
S&P Global, Inc.	34,300	8,402,814
T. Rowe Price Group, Inc.	120,100	13,721,425
Total		189,159,227
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 2.1%
Capital One Financial Corp.	974,100	88,623,618
Synchrony Financial	638,300	21,759,647
Total		110,383,265
Diversified Financial Services 0.8%
Voya Financial, Inc.	817,000	44,477,480
Insurance 3.2%
Allstate Corp. (The)	464,100	50,438,388
Aon PLC	109,900	21,273,343
MetLife, Inc.	630,500	29,734,380
Prudential Financial, Inc.	542,900	48,833,855
Willis Towers Watson PLC	87,500	16,884,875
Total		167,164,841
Total Financials		663,218,261
Health Care 13.7%
Biotechnology 2.0%
AbbVie, Inc.	479,860	36,334,999
Alexion Pharmaceuticals, Inc.(a)	276,300	27,060,822
BioMarin Pharmaceutical, Inc.(a)	235,100	15,845,740
Vertex Pharmaceuticals, Inc.(a)	169,060	28,642,145
Total		107,883,706
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	550,600	46,068,702
Baxter International, Inc.	542,600	47,461,222
Dentsply Sirona, Inc.	194,570	10,372,527
Hologic, Inc.(a)	121,600	6,139,584
Medtronic PLC	378,000	41,058,360
Total		151,100,395
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	1,442,110	68,053,171
McKesson Corp.	435,850	59,563,261
Total		127,616,432
Pharmaceuticals 6.4%
Allergan PLC	74,500	12,537,605
Bristol-Myers Squibb Co.	2,037,600	103,326,696
Eli Lilly & Co.	145,000	16,215,350
Johnson & Johnson	348,700	45,114,806
Merck & Co., Inc.	1,541,100	129,729,798
Common Stocks (continued)
Issuer	Shares	Value ($)
Mylan NV(a)	639,900	12,657,222
Perrigo Co. PLC	318,500	17,800,965
Total		337,382,442
Total Health Care		723,982,975
Industrials 9.3%
Aerospace & Defense 0.7%
L3 Harris Technologies, Inc.	109,100	22,762,624
Lockheed Martin Corp.	35,500	13,847,130
Total		36,609,754
Airlines 1.8%
Southwest Airlines Co.	1,715,600	92,659,556
Electrical Equipment 1.3%
Eaton Corp. PLC	809,400	67,301,610
Industrial Conglomerates 1.1%
Honeywell International, Inc.	348,600	58,983,120
Machinery 3.3%
Cummins, Inc.	592,500	96,381,975
Illinois Tool Works, Inc.	141,100	22,080,739
Snap-On, Inc.	357,300	55,931,742
Total		174,394,456
Professional Services 0.3%
Robert Half International, Inc.	255,700	14,232,262
Road & Rail 0.8%
CSX Corp.	222,200	15,391,794
Union Pacific Corp.	174,200	28,216,916
Total		43,608,710
Total Industrials		487,789,468
Information Technology 21.9%
Communications Equipment 2.7%
Cisco Systems, Inc.	2,684,300	132,631,263
F5 Networks, Inc.(a)	62,500	8,776,250
Total		141,407,513

2	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.3%
MasterCard, Inc., Class A	530,900	144,176,513
PayPal Holdings, Inc.(a)	1,058,300	109,629,297
VeriSign, Inc.(a)	486,500	91,768,495
Visa, Inc., Class A	231,400	39,803,114
Total		385,377,419
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	361,000	99,661,270
Lam Research Corp.	381,300	88,122,243
Qorvo, Inc.(a)	45,200	3,351,128
Total		191,134,641
Software 5.0%
Adobe, Inc.(a)	196,000	54,145,000
Fortinet, Inc.(a)	401,700	30,834,492
Microsoft Corp.	990,700	137,737,021
VMware, Inc., Class A	281,400	42,226,884
Total		264,943,397
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.(b)	523,700	117,293,089
HP, Inc.	2,895,600	54,784,752
Total		172,077,841
Total Information Technology		1,154,940,811
Materials 2.5%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	717,400	64,185,778
Metals & Mining 1.3%
Nucor Corp.	1,316,000	66,997,560
Total Materials		131,183,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	448,540	99,185,650
Host Hotels & Resorts, Inc.	310,800	5,373,732
SBA Communications Corp.	57,500	13,866,125
Simon Property Group, Inc.	222,800	34,678,820
Total		153,104,327
Total Real Estate		153,104,327
Utilities 3.8%
Electric Utilities 2.5%
American Electric Power Co., Inc.	371,400	34,796,466
Exelon Corp.	1,943,700	93,900,147
Total		128,696,613
Independent Power and Renewable Electricity Producers 1.3%
AES Corp. (The)	2,695,700	44,047,738
NRG Energy, Inc.	630,700	24,975,720
Total		69,023,458
Total Utilities		197,720,071
Total Common Stocks (Cost $4,606,673,156)		5,231,916,756

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(c),(d)	30,094,227	30,091,217
Total Money Market Funds (Cost $30,091,217)		30,091,217
Total Investments in Securities (Cost: $4,636,764,373)		5,262,007,973
Other Assets & Liabilities, Net		2,563,972
Net Assets		5,264,571,945

At September 30, 2019, securities and/or cash totaling $3,157,977 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	288	12/2019	USD	42,890,400	—	(511,194)
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	24,024,125	289,711,476	(283,641,374)	30,094,227	(4,441)	—	702,723	30,091,217
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2019